INCOME TAXES - Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (3,630)	$ 133,707	$ 25,408
Foreign	4,719	18,218	12,431
Income before taxes on income	$ 1,089	$ 151,925	$ 37,839